Labor payable	12 Months Ended
Dec. 31, 2017
Labor payable [Abstract]
Labor payable
16.	Labor payable

Description	2017	2016

Salaries	14,227	16,015
Bonus and profit sharing payable	22,459	28,194
Social charges
FGTS	3,258	4,696
INSS – Social security	17,327	8,231
IRRF	2,879	2,585
Sundry taxes	7,622	462
Accrual for vacation pay and related charges	50,153	46,725
Total	117,925	106,908